Cover Page Cover Page	Apr. 23, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 23, 2021
Entity Registrant Name	CENTERPOINT ENERGY INC
Entity Incorporation, State or Country Code	TX
Entity File Number	1-31447
Entity Tax Identification Number	76-0694415
Entity Address, Address Line One	1111 Louisiana
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	207-1111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001130310
Common Stock, $0.01 Par Value | New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CNP
Security Exchange Name	NYSE
Common Stock, $0.01 Par Value | Chicago Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CNP
Security Exchange Name	CHX
Depositary shares | New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares for 1/20 of 7.00% Series B Mandatory Convertible Preferred Stock, $0.01 par value
Trading Symbol	CNP/PB
Security Exchange Name	NYSE